Share based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

15      Share-based compensation

Stock Option Program 2016 (JSOP 2016)

As at 31 December 2020 most all options granted under the JSOP 2016 have been fully vested.

During the year 2020 5,701,996 options of the JSOP 2016 have been exercised. In total, 919,733 outstanding vested options exist as at December 31, 2020.

In connection with the JSOP 2016, Jumia recognized expenses of EUR 3.5 million for the twelve months ended December 31, 2020.  (December 31, 2019: EUR 28.4 million).

Option Programs 2019

SOP 2019

In 2019, Jumia Technologies AG established a new stock option plan, the SOP 2019, under which stock options were granted to beneficiaries. On May 15, 2020 additional stock options were granted under the SOP 2019.

Each stock option entitles the holder to receive one share of Jumia Technologies AG upon exercise and payment of an exercise price of EUR 1 per share. The stock options may be exercised after a waiting period of four years from the grant date and expire following seven years after the end of the waiting period. The exercise of stock options is not possible during defined blackout periods. Jumia may, at its sole discretion, settle vested stock options in cash instead of issuing shares in Jumia Technologies AG.

The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Volume amounts to at least 10% during the four year waiting period. If this target is not met, all options will lapse. This condition is classified under IFRS 2 as a non-market performance condition and thus, the probability of achievement has to be reassessed at each reporting date. In this case, the probability of achievement has been derived as at the grant date and is reflected in the fair value and is not reassessed subsequently.

Moreover, the stock options are subject to vesting requirements. The stock options shall generally vest in one or more tranches. The SOP 2019 plan sets out several criteria of bad leaver and good leaver cases. For beneficiaries, who are members of the management board, the total vesting period shall be at least four years and all unexercised options will be forfeited, if the employee resigns and start working for a competitor within six months after resignation. If other beneficiaries (i.e. not members of the management board) resign before the vesting date as specified in the individual grant agreements and are classified as good leaver, all vested stock options will be retained.

However, all unexercised stock options will be forfeited, if a beneficiary terminates the employment within four years after the IPO on April 12, 2019.

The stock options granted in 2020 will vest either 3 or 4 years after the IPO according to the individual grant agreements.

If Jumia Technologies AG pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia Technologies AG does not expect to pay dividends during the next years.

The stock options of the SOP 2019 are an equity-settled plan as the beneficiaries receive one share for each exercised option. For equity-settled awards, the expenses to be recognized are determined based on the grant date fair value of the awards. The fair value will not be subsequently remeasured after the grant date.

The expenses are recognized over the relevant vesting period. The vesting period started on the grant date.

The fair values of the stock options granted in 2020 are derived from the Black-Scholes-Merton model with the following inputs:

Grant Date	May 15, 2020
Fair value per share (i)	EUR 1.86
Exercise price	EUR 1.00
Risk-free interest rate (ii)	0%
Expected dividend yield (iii)	0%
Expected life (years) (iv)	4 years
Expected volatility (v)	50%

Fair value of options	EUR 1.07

(i)	The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange converted into Euro and divided by the conversion ratio of 2 (1 ADS represents 2 shares of Jumia Technologies AG).
(ii)	Risk-free interest rate is based on German government bond yields consistent to the expected life of options. A risk-free rate of 0% is considered as a floor.
(iii)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend.
(iv)	Expected life of share options is based on the minimum waiting period.
(v)	Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

As at December 31, 2020 a reassessment of the probability that the average annual growth rate of the Gross Merchandise Volume amounts to at least 10% during the four years waiting period has been performed for these grants where this condition is classified as a non-market performance condition. Due to lower projected Gross Merchandise Volume in the subsequent years compared to the previous projections, a probability of 50% of achieving this criterion has been derived based on a stochastic simulation of possible Gross Merchandise Volumes in the future.

As a result, Jumia recognized expenses of EUR 0.1 million for the SOP 2019 for the twelve months ended December 31, 2020.

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
SOP 2019	awards	(years)	(euro)	(euro)
Unvested awards outstanding at December 31, 2019	1,000,714	2.4	1.0	9.9
Granted during the period	681,496	2.4	1.0	1.1
Exercised during the period	—	—	—	—
Forfeited during the period	(233,333)	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	—	—	—	—
Unvested awards outstanding at December 31, 2020	1,448,877	2.4	1.0	5.7

Virtual Restricted Stock Unit Program 2019

In 2019, Jumia Technologies AG established a new Virtual Restricted Stock Unit Program (VRSUP 2019), under which Restricted Stock Units (RSU) were granted to beneficiaries. On May 15, 2020 additional RSUs were granted under the VRSUP 2019.

Jumia Technologies AG is entitled, at its sole discretion, to settle any claims under the VRSUP 2019 either in cash or in equity. If Jumia settles the RSUs in cash, the beneficiaries will receive a payment in the amount of the average share price (closing prices) on the ten trading days prior to the last half year report of Jumia. The VRSUP 2019 is accounted for as an equity-settled plan.

The individual grant agreement with each beneficiary sets forth the individual number of RSUs and may stipulate vesting conditions, such as further performance conditions in addition to the common Gross Merchandise Value target and a maximum payout amount.

All RSUs will be forfeited if a beneficiary, who is a member of the board of management, resigns and starts working for a competitor within twelve months after the resignation. Other beneficiaries need to remain employed with Jumia Technologies AG until the vesting date as specified in the individual grant agreement in order to avoid any forfeiture.

According to the individual grant agreements, the RSUs granted in 2020 will vest on May 15, 2021 (i.e. 1 year after the grant date).

The specific RSUs granted in 2020 are not subject to any performance conditions or a maximum payout amount (cap).

The fair value per RSU was derived from Jumia’s stock price at the grant date. The fair value per RSU granted in 2020 amounts to EUR 1.86.

As a result, for the twelve months ended December 31, 2020, the Group recognized in total EUR 5.6 million of share-based payment expense in the statement of operations (December 31, 2019: EUR 6.9 million).

Stock Option Program 2020

In 2020, with the approval of the annual general meeting of shareholders, Jumia Technologies AG established a new stock option plan, the SOP 2020, under which Jumia granted an individual number of stock options to beneficiaries under the terms and conditions of the SOP 2020.

Each stock option entitles the holder to receive one share in Jumia Technologies AG (or 0.5 ADS as 1 ADS represents 2 shares of Jumia). The option can be exercised after a waiting period of four years at a price which is determined based on the average share price of the last 60 trading days prior to the contract date of the individual grant agreements. The exercise period starts directly after the waiting period and ends two years following the expiry of the waiting period. The exercise of stock options is prohibited during defined blackout periods. Jumia may, at its sole discretion, settle each vested stock option in cash instead of issuing a share in Jumia Technologies AG.

The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Volume amounts to at least 10% during the four years waiting period. If this performance target is not met, all options will lapse. For specific grants under the 2020 Plan this condition is classified under IFRS 2 as a non-market performance condition and thus, the probability of achievement has to be reassessed at each reporting date. For all other grants this condition has been classified as a non-vesting condition. In this case, the probability of achievement has been derived as at the grant date and is reflected in the fair value and is not reassessed subsequently.

Moreover, there is a second condition (only) for a part of the stock options granted to certain members of senior management: The Adjusted EBITDA must be positive for two consecutive quarters by March 31, 2023. If this condition is met for one or more Big Countries (Egypt, Ivory Coast, Kenya, Morocco and Nigeria) or Small Countries (Algeria, Ghana, Senegal, South Africa, Tunisia and Uganda), an individual number of options will vest (if and to the extent of the satisfaction of the other vesting requirements set out in the terms and conditions) for each country for that the condition is met. A satisfaction of the condition for a Big Country will result in a vesting of a greater number of stock options than a satisfaction of the condition for a Small Country. As for the condition related to the Gross Merchandise Volume, this second condition is as well either classified as a non-market performance condition or as a non-vesting condition depending on the vesting period of the grants and the respective period in which the condition has to be met.

The stock options are subject to vesting requirements.

The stock options shall generally vest in two tranches. Two-thirds of the granted stock options vest after two years from the grant date. The remaining one-third of the granted stock options vest after three years from the grant date.

Beneficiaries who are members of the management board will forfeit the right to exercise their options if they resign and start working for a competitor within six months after resignation.

Other beneficiaries will keep all vested stock options.

If Jumia pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia does not expect to pay dividends during the next years.

The company is accounting for the stock options of the SOP 2020 as an equity settled plan. For equity-settled awards, the expenses to be recognized are determined based on the grant date fair value of the awards.

The fair values of the 2020 Plan granted during the year are derived from the Black-Scholes-Merton model with the following inputs:

	May 15, 2020	December 8, 2020
Fair value per ADS(1)	USD 6.48	USD 35.50
Exercise price per ADS	USD 3.67	USD 16.48
Risk-free interest rate(2)	0.26%	0.26%
Expected dividend yield(3)	0%	0%
Expected life (years)(4)	4 years	4 years
Expected volatility(5)	50%	50%
Weighted average of Fair value of Options	EUR 1.60	EUR 9.07

(1)	The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange.
(2)	Risk-free interest rate is based on US government bond yields consistent to the expected life of options.
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend
(4)	Expected life of share options is based on the minimum waiting period.
(5)	Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

As each stock option entitles the holder to receive one share of Jumia, the Fair value per ADS and the exercise price per ADS have to be divided by 2 in order to derive the value per option.

As at December 31, 2020 a reassessment of the probability that the average annual growth rate of the Gross Merchandise Volume amounts to at least 10% during the four years waiting period has been performed for these grants where this condition is classified as a non-market performance condition. Due to lower projected Gross Merchandise Volume in the subsequent years compared to the previous projections, a probability of 50% of achieving this criterion has been derived based on a stochastic simulation of possible Gross Merchandise Volumes in the future.

For the 2020 Plan, Jumia recognized expenses of EUR 1.0 million for the twelve months ended December 31, 2020.

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
	awards	(years)	(euro)	(euro)
Unvested awards outstanding at January 1, 2020
Granted during the period(1)	2,445,833	2.4	1.5	1.4
Granted as a replacement during the period
Replaced during the period
Forfeited during the period	(40,000)
Cancelled during the period
Vested during the period
Unvested awards outstanding at December 31, 2020	2,405,833	2.4	1.5	1.4

(1)	Up to 1,420,848 additional options can be granted under the SOP 2020, if certain profitability conditions are fulfilled.

Virtual Restricted Stock Unit Program 2020

The 2020 annual general meeting of shareholders also approved the Virtual Restricted Stock Unit Program 2020 (the “2020 VRSUP”). Jumia granted an individual number of virtual restricted stock units (“VRSUs”) to beneficiaries under the terms and conditions of the 2020 VRSUP.

Grants are based on individual grant agreements.

Each beneficiary received an individual grant agreement that includes the individual number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the ten trading day average share price after the publication by the Company of the later of its last half year report or its last annual financial statements.

For selected employees of the company (i.e. Group 2) and selected employees of affiliated companies (i.e. Group 4), Jumia is entitled to elect, at its sole discretion, to issue one share for each vested VRSU instead of a settlement in cash.

In general, the VRSUs shall vest one year after the grant and will be paid out as soon as reasonably practicable following the expiration of a period of twelve trading days after the publication of Jumia’s first half year report or annual financial statements after the vesting date. All VRSUs will be forfeited if a beneficiary resigns before the payout.

No RSUs are subject to any performance conditions or a maximum payout amount (cap).

The VRSUP 2020 is recognized as a cash-settled plan for certain beneficiaries (e.g. members of the management board) and as an equity-settled plan for all other beneficiaries. For cash-settled awards, the expenses are determined on the fair value of the awards at each reporting date. For equity-settled awards, the expenses to be recognized are determined based on the grant date fair value of the awards.

The fair value per VRSU was derived based on the observable stock price of Jumia as at the grant date or the reporting date depending on the cash- or equity-settled classification. The fair value per VRSU amounts to EUR 16.44. The average fair value per RSU amounts to EUR 11.35.

For the cash-settled part of the 2020 VRSUP, Jumia recognized expenses of EUR 10.4 million for the twelve months ended December 31, 2020. For the equity-settled part of the 2020 VRSUP, Jumia recognized expenses of EUR 1.1 million for the twelve months ended December 31, 2020.

In total, Jumia recognized share-based compensation expenses of EUR 21.6 million for the twelve months ended December 31, 2020. Thereof, EUR 10.4 million are for the cash-settled part of the 2020 VRSUP. The remaining expenses of EUR 11.2 million are related to equity-settled awards.